JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 99.5%
Aerospace & Defense — 1.7%
Boeing Co. (The) *	108	27,390
General Dynamics Corp.	45	8,251
Howmet Aerospace, Inc. *	76	2,457
Huntington Ingalls Industries, Inc.	8	1,624
L3Harris Technologies, Inc.	40	8,166
Lockheed Martin Corp.	48	17,850
Northrop Grumman Corp.	30	9,835
Raytheon Technologies Corp.	298	23,011
Teledyne Technologies, Inc. *	7	3,001
Textron, Inc.	44	2,494
TransDigm Group, Inc. *	11	6,301

		110,380

Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.	26	2,503
Expeditors International of Washington, Inc.	33	3,575
FedEx Corp.	48	13,576
United Parcel Service, Inc., Class B	141	23,970

		43,624

Airlines — 0.3%
Alaska Air Group, Inc. *	24	1,685
American Airlines Group, Inc. * (a)	125	2,996
Delta Air Lines, Inc. *	125	6,038
Southwest Airlines Co. *	116	7,069
United Airlines Holdings, Inc. * (a)	62	3,592

		21,380

Auto Components — 0.1%
Aptiv plc *	53	7,298
BorgWarner, Inc.	47	2,172

		9,470

Automobiles — 1.9%
Ford Motor Co. *	766	9,382
General Motors Co. *	249	14,280
Tesla, Inc. *	150	100,521

		124,183

Banks — 4.5%
Bank of America Corp.	1,489	57,608
Citigroup, Inc.	409	29,761
Citizens Financial Group, Inc.	83	3,678
Comerica, Inc.	27	1,957
Fifth Third Bancorp	139	5,219
First Republic Bank	34	5,751
Huntington Bancshares, Inc.	199	3,134
JPMorgan Chase & Co. (b)	598	91,043
KeyCorp	190	3,794
M&T Bank Corp.	25	3,822
People’s United Financial, Inc.	83	1,493
PNC Financial Services Group, Inc. (The)	83	14,577
Regions Financial Corp.	188	3,890
SVB Financial Group *	11	5,222
Truist Financial Corp.	264	15,399
US Bancorp	268	14,818
Wells Fargo & Co.	810	31,656
Zions Bancorp NA	32	1,769

		294,591

Beverages — 1.5%
Brown-Forman Corp., Class B	36	2,469
Coca-Cola Co. (The)	760	40,066
Constellation Brands, Inc., Class A	33	7,598
Molson Coors Beverage Co., Class B * (a)	37	1,887
Monster Beverage Corp. *	72	6,600
PepsiCo, Inc.	270	38,246

		96,866

Biotechnology — 1.8%
AbbVie, Inc.	346	37,455
Alexion Pharmaceuticals, Inc. *	43	6,589
Amgen, Inc.	113	28,164
Biogen, Inc. *	30	8,352
Gilead Sciences, Inc.	246	15,917
Incyte Corp. *	37	2,976
Regeneron Pharmaceuticals, Inc. *	21	9,763
Vertex Pharmaceuticals, Inc. *	51	10,948

		120,164

Building Products — 0.5%
Allegion plc	18	2,234
AO Smith Corp.	27	1,795
Carrier Global Corp.	160	6,761
Fortune Brands Home & Security, Inc.	27	2,604
Johnson Controls International plc	141	8,423
Masco Corp.	50	3,019
Trane Technologies plc	47	7,736

		32,572

Capital Markets — 2.9%
Ameriprise Financial, Inc.	23	5,319
Bank of New York Mellon Corp. (The)	158	7,478
BlackRock, Inc.	28	20,976
Cboe Global Markets, Inc.	21	2,074
Charles Schwab Corp. (The)	293	19,117
CME Group, Inc.	70	14,370
Franklin Resources, Inc.	53	1,583
Goldman Sachs Group, Inc. (The)	67	22,050
Intercontinental Exchange, Inc.	110	12,295
Invesco Ltd.	74	1,861
MarketAxess Holdings, Inc.	7	3,708
Moody’s Corp.	32	9,417
Morgan Stanley	294	22,840
MSCI, Inc.	16	6,786
Nasdaq, Inc. (a)	23	3,334
Northern Trust Corp.	41	4,291
Raymond James Financial, Inc.	24	2,944
S&P Global, Inc.	47	16,647
State Street Corp.	69	5,792
T. Rowe Price Group, Inc.	45	7,666

		190,548

Chemicals — 1.9%
Air Products and Chemicals, Inc.	43	12,201
Albemarle Corp.	23	3,340
Celanese Corp.	22	3,352
CF Industries Holdings, Inc.	42	1,903
Corteva, Inc.	146	6,799
Dow, Inc.	146	9,339
DuPont de Nemours, Inc.	106	8,154
Eastman Chemical Co.	27	2,932
Ecolab, Inc.	49	10,434
FMC Corp.	25	2,804

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
International Flavors & Fragrances, Inc.	49	6,806
Linde plc (United Kingdom)	102	28,706
LyondellBasell Industries NV, Class A	50	5,247
Mosaic Co. (The)	68	2,137
PPG Industries, Inc.	46	6,978
Sherwin-Williams Co. (The)	16	11,664

		122,796

Commercial Services & Supplies — 0.4%
Cintas Corp.	17	5,902
Copart, Inc. *	41	4,427
Republic Services, Inc.	41	4,098
Rollins, Inc.	43	1,494
Waste Management, Inc.	76	9,844

		25,765

Communications Equipment — 0.9%
Arista Networks, Inc. *	11	3,252
Cisco Systems, Inc.	827	42,785
F5 Networks, Inc. * (a)	12	2,521
Juniper Networks, Inc.	64	1,629
Motorola Solutions, Inc.	33	6,230

		56,417

Construction & Engineering — 0.0% (c)
Quanta Services, Inc.	27	2,386

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	12	4,100
Vulcan Materials Co.	26	4,383

		8,483

Consumer Finance — 0.6%
American Express Co.	128	18,089
Capital One Financial Corp.	90	11,451
Discover Financial Services	60	5,710
Synchrony Financial	106	4,328

		39,578

Containers & Packaging — 0.3%
Amcor plc	306	3,576
Avery Dennison Corp.	16	2,988
Ball Corp.	64	5,446
International Paper Co.	77	4,166
Packaging Corp. of America	19	2,499
Sealed Air Corp.	30	1,391
WestRock Co.	52	2,688

		22,754

Distributors — 0.1%
Genuine Parts Co.	28	3,271
LKQ Corp. *	55	2,315
Pool Corp.	8	2,722

		8,308

Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B *	374	95,467

Diversified Telecommunication Services — 1.4%
AT&T, Inc.	1,398	42,310
Lumen Technologies, Inc.	193	2,583
Verizon Communications, Inc.	811	47,161

		92,054

Electric Utilities — 1.7%
Alliant Energy Corp.	49	2,652
American Electric Power Co., Inc.	97	8,244
Duke Energy Corp.	151	14,542
Edison International	74	4,356
Entergy Corp.	39	3,908
Evergy, Inc.	44	2,648
Eversource Energy	67	5,821
Exelon Corp.	191	8,370
FirstEnergy Corp.	106	3,693
NextEra Energy, Inc.	384	29,044
NRG Energy, Inc.	48	1,809
Pinnacle West Capital Corp.	22	1,797
PPL Corp.	151	4,347
Southern Co. (The)	207	12,872
Xcel Energy, Inc.	105	7,008

		111,111

Electrical Equipment — 0.6%
AMETEK, Inc.	45	5,772
Eaton Corp. plc	78	10,789
Emerson Electric Co.	118	10,610
Generac Holdings, Inc. *	12	4,034
Rockwell Automation, Inc.	23	6,043

		37,248

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	117	7,747
CDW Corp.	28	4,580
Corning, Inc.	151	6,552
FLIR Systems, Inc.	26	1,452
IPG Photonics Corp. *	7	1,483
Keysight Technologies, Inc. *	36	5,230
TE Connectivity Ltd.	65	8,374
Trimble, Inc. *	49	3,826
Zebra Technologies Corp., Class A *	10	5,084

		44,328

Energy Equipment & Services — 0.2%
Baker Hughes Co.	143	3,087
Halliburton Co.	174	3,738
NOV, Inc. *	76	1,044
Schlumberger NV (a)	274	7,451

		15,320

Entertainment — 2.1%
Activision Blizzard, Inc.	152	14,121
Electronic Arts, Inc.	56	7,631
Live Nation Entertainment, Inc. *	28	2,381
Netflix, Inc. *	87	45,281
Take-Two Interactive Software, Inc. *	23	3,989
Walt Disney Co. (The) *	356	65,647

		139,050

Equity Real Estate Investment Trusts (REITs) — 2.4%
Alexandria Real Estate Equities, Inc.	25	4,094
American Tower Corp.	87	20,820
AvalonBay Communities, Inc.	27	5,046
Boston Properties, Inc.	28	2,814
Crown Castle International Corp.	85	14,550
Digital Realty Trust, Inc.	55	7,760
Duke Realty Corp.	73	3,072
Equinix, Inc.	17	11,892
Equity Residential	67	4,813
Essex Property Trust, Inc.	13	3,463
Extra Space Storage, Inc.	26	3,430
Federal Realty Investment Trust	14	1,389
Healthpeak Properties, Inc.	106	3,351

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Host Hotels & Resorts, Inc. *	138	2,329
Iron Mountain, Inc. (a)	57	2,092
Kimco Realty Corp.	85	1,589
Mid-America Apartment Communities, Inc.	22	3,236
Prologis, Inc.	145	15,363
Public Storage	30	7,354
Realty Income Corp.	73	4,647
Regency Centers Corp.	31	1,755
SBA Communications Corp.	21	5,947
Simon Property Group, Inc.	64	7,325
UDR, Inc.	58	2,552
Ventas, Inc.	73	3,917
Vornado Realty Trust	31	1,396
Welltower, Inc.	82	5,859
Weyerhaeuser Co.	147	5,217

		157,072

Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	87	30,579
Kroger Co. (The)	149	5,370
Sysco Corp.	100	7,877
Walgreens Boots Alliance, Inc.	141	7,716
Walmart, Inc.	272	36,907

		88,449

Food Products — 1.0%
Archer-Daniels-Midland Co.	109	6,238
Campbell Soup Co. (a)	40	2,000
Conagra Brands, Inc.	96	3,600
General Mills, Inc.	120	7,348
Hershey Co. (The)	29	4,543
Hormel Foods Corp. (a)	55	2,630
JM Smucker Co. (The)	21	2,718
Kellogg Co.	50	3,158
Kraft Heinz Co. (The)	127	5,082
Lamb Weston Holdings, Inc.	29	2,222
McCormick & Co., Inc. (Non-Voting)	49	4,350
Mondelez International, Inc., Class A	277	16,199
Tyson Foods, Inc., Class A	58	4,292

		64,380

Gas Utilities — 0.0% (c)
Atmos Energy Corp.	25	2,483

Health Care Equipment & Supplies — 3.6%
Abbott Laboratories	347	41,608
ABIOMED, Inc. *	9	2,826
Align Technology, Inc. *	14	7,643
Baxter International, Inc.	99	8,349
Becton Dickinson and Co.	57	13,847
Boston Scientific Corp. *	278	10,735
Cooper Cos., Inc. (The)	10	3,700
Danaher Corp.	124	27,962
Dentsply Sirona, Inc.	43	2,739
Dexcom, Inc. *	19	6,775
Edwards Lifesciences Corp. *	122	10,237
Hologic, Inc. *	50	3,756
IDEXX Laboratories, Inc. *	17	8,193
Intuitive Surgical, Inc. *	23	17,048
Medtronic plc	264	31,211
ResMed, Inc.	29	5,533
STERIS plc	17	3,186
Stryker Corp. (a)	64	15,625
Teleflex, Inc.	9	3,802
Varian Medical Systems, Inc. *	18	3,177
West Pharmaceutical Services, Inc.	15	4,092
Zimmer Biomet Holdings, Inc.	41	6,521

		238,565

Health Care Providers & Services — 2.7%
AmerisourceBergen Corp.	29	3,411
Anthem, Inc.	48	17,229
Cardinal Health, Inc.	58	3,497
Centene Corp. *	114	7,285
Cigna Corp.	69	16,670
CVS Health Corp.	257	19,335
DaVita, Inc. *	14	1,525
HCA Healthcare, Inc.	52	9,787
Henry Schein, Inc. *	28	1,933
Humana, Inc.	25	10,589
Laboratory Corp. of America Holdings *	19	4,878
McKesson Corp.	31	6,078
Quest Diagnostics, Inc.	26	3,357
UnitedHealth Group, Inc.	185	68,933
Universal Health Services, Inc., Class B	15	2,035

		176,542

Health Care Technology — 0.1%
Cerner Corp.	60	4,315

Hotels, Restaurants & Leisure — 1.8%
Caesars Entertainment, Inc. *	41	3,570
Carnival Corp. *	156	4,150
Chipotle Mexican Grill, Inc. *	6	7,837
Darden Restaurants, Inc.	26	3,627
Domino’s Pizza, Inc.	8	2,797
Hilton Worldwide Holdings, Inc. *	54	6,579
Las Vegas Sands Corp. *	64	3,911
Marriott International, Inc., Class A *	52	7,722
McDonald’s Corp.	146	32,752
MGM Resorts International (a)	80	3,058
Norwegian Cruise Line Holdings Ltd. * (a)	71	1,964
Penn National Gaming, Inc. * (a)	29	3,055
Royal Caribbean Cruises Ltd. *	43	3,673
Starbucks Corp.	231	25,213
Wynn Resorts Ltd. *	21	2,585
Yum! Brands, Inc.	59	6,362

		118,855

Household Durables — 0.4%
DR Horton, Inc.	65	5,781
Garmin Ltd.	29	3,861
Leggett & Platt, Inc.	26	1,190
Lennar Corp., Class A	54	5,446
Mohawk Industries, Inc. *	12	2,223
Newell Brands, Inc.	74	1,983
NVR, Inc. *	1	3,194
PulteGroup, Inc.	52	2,733

Whirlpool Corp.	12	2,711

		29,122

Household Products — 1.5%
Church & Dwight Co., Inc.	48	4,196
Clorox Co. (The)	25	4,755
Colgate-Palmolive Co.	166	13,110

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Kimberly-Clark Corp.	66	9,212
Procter & Gamble Co. (The)	483	65,361

		96,634

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	131	3,511

Industrial Conglomerates — 1.2%
3M Co.	113	21,869
General Electric Co.	1,718	22,563
Honeywell International, Inc.	136	29,589
Roper Technologies, Inc.	21	8,295

		82,316

Insurance — 1.9%
Aflac, Inc.	126	6,424
Allstate Corp. (The)	59	6,820
American International Group, Inc.	169	7,832
Aon plc, Class A	44	10,192
Arthur J Gallagher & Co.	38	4,738
Assurant, Inc.	11	1,609
Chubb Ltd.	88	13,940
Cincinnati Financial Corp.	29	3,029
Everest Re Group Ltd.	8	1,942
Globe Life, Inc.	19	1,800
Hartford Financial Services Group, Inc. (The)	70	4,680
Lincoln National Corp.	35	2,202
Loews Corp.	44	2,281
Marsh & McLennan Cos., Inc.	100	12,132
MetLife, Inc.	147	8,956
Principal Financial Group, Inc.	50	2,979
Progressive Corp. (The)	115	10,976
Prudential Financial, Inc.	78	7,088
Travelers Cos., Inc. (The)	49	7,434
Unum Group	40	1,111
Willis Towers Watson plc	25	5,785
WR Berkley Corp.	27	2,069

		126,019

Interactive Media & Services — 5.8%
Alphabet, Inc., Class A *	59	121,567
Alphabet, Inc., Class C *	56	116,865
Facebook, Inc., Class A *	471	138,853
Twitter, Inc. *	156	9,954

		387,239

Internet & Direct Marketing Retail — 4.5%
Amazon.com, Inc. *	84	259,559
Booking Holdings, Inc. *	8	18,704
eBay, Inc.	127	7,759
Etsy, Inc. *	25	4,982
Expedia Group, Inc. *	27	4,667

		295,671

IT Services — 5.2%
Accenture plc, Class A	124	34,339
Akamai Technologies, Inc. *	32	3,260
Automatic Data Processing, Inc.	84	15,807
Broadridge Financial Solutions, Inc.	23	3,475
Cognizant Technology Solutions Corp., Class A	104	8,124
DXC Technology Co. *	50	1,560
Fidelity National Information Services, Inc.	122	17,117
Fiserv, Inc. *	113	13,432
FleetCor Technologies, Inc. *	16	4,392
Gartner, Inc. *	17	3,174
Global Payments, Inc.	58	11,664
International Business Machines Corp.	175	23,338
Jack Henry & Associates, Inc.	15	2,262
Mastercard, Inc., Class A	172	61,183
Paychex, Inc.	63	6,166
PayPal Holdings, Inc. *	230	55,741
VeriSign, Inc. *	20	3,877
Visa, Inc., Class A (a)	332	70,384
Western Union Co. (The)	81	1,986

		341,281

Leisure Products — 0.0% (c)
Hasbro, Inc.	25	2,406

Life Sciences Tools & Services—1.1%
Agilent Technologies, Inc.	60	7,592
Bio-Rad Laboratories, Inc., Class A *	4	2,412
Illumina, Inc. *	29	10,982
IQVIA Holdings, Inc. *	37	7,241
Mettler-Toledo International, Inc. *	5	5,302
PerkinElmer, Inc.	22	2,818
Thermo Fisher Scientific, Inc.	77	35,224
Waters Corp. *	12	3,463

		75,034

Machinery — 1.8%
Caterpillar, Inc.	107	24,780
Cummins, Inc.	29	7,516
Deere & Co.	61	22,984
Dover Corp.	28	3,861
Fortive Corp.	66	4,681
IDEX Corp.	15	3,113
Illinois Tool Works, Inc.	56	12,511
Ingersoll Rand, Inc. *	73	3,595
Otis Worldwide Corp.	80	5,469
PACCAR, Inc.	68	6,318
Parker-Hannifin Corp.	25	7,980
Pentair plc	33	2,028
Snap-on, Inc.	11	2,451
Stanley Black & Decker, Inc.	32	6,296
Westinghouse Air Brake Technologies Corp.	35	2,755
Xylem, Inc.	35	3,718

		120,056

Media — 1.3%
Charter Communications, Inc., Class A *	28	17,102
Comcast Corp., Class A	896	48,478
Discovery, Inc., Class A * (a)	32	1,384
Discovery, Inc., Class C *	57	2,094
DISH Network Corp., Class A *	48	1,756
Fox Corp., Class A	66	2,366
Fox Corp., Class B	30	1,052
Interpublic Group of Cos., Inc. (The)	77	2,236
News Corp., Class A	77	1,949
News Corp., Class B	24	560
Omnicom Group, Inc.	42	3,125
ViacomCBS, Inc.	115	5,193

		87,295

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. *	286	9,413
Newmont Corp.	157	9,453
Nucor Corp.	58	4,689

		23,555

Multiline Retail — 0.5%
Dollar General Corp.	48	9,729
Dollar Tree, Inc. *	46	5,276
Target Corp.	98	19,444

		34,449

Multi-Utilities — 0.8%
Ameren Corp.	50	4,040
CenterPoint Energy, Inc.	108	2,449
CMS Energy Corp.	57	3,467
Consolidated Edison, Inc.	67	5,020
Dominion Energy, Inc.	158	11,993
DTE Energy Co.	38	5,056
NiSource, Inc.	77	1,852
Public Service Enterprise Group, Inc.	99	5,960
Sempra Energy	59	7,863
WEC Energy Group, Inc.	62	5,786

		53,486

Oil, Gas & Consumable Fuels — 2.6%
APA Corp. *	74	1,326
Cabot Oil & Gas Corp.	78	1,470
Chevron Corp.	378	39,563
ConocoPhillips	266	14,064
Devon Energy Corp.	116	2,537
Diamondback Energy, Inc.	35	2,604
EOG Resources, Inc.	114	8,295
Exxon Mobil Corp.	830	46,324
Hess Corp.	54	3,789
HollyFrontier Corp. (a)	29	1,048
Kinder Morgan, Inc.	382	6,353
Marathon Oil Corp.	155	1,652
Marathon Petroleum Corp.	128	6,828
Occidental Petroleum Corp.	164	4,374
ONEOK, Inc.	87	4,418
Phillips 66	86	6,980
Pioneer Natural Resources Co.	40	6,404
Valero Energy Corp.	80	5,733
Williams Cos., Inc. (The)	238	5,636

		169,398

Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	45	13,096

Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	439	27,721
Catalent, Inc. *	33	3,513
Eli Lilly and Co.	156	29,127
Johnson & Johnson	515	84,671
Merck & Co., Inc.	496	38,230
Perrigo Co. plc	26	1,056
Pfizer, Inc.	1,093	39,605
Viatris, Inc. *	237	3,306
Zoetis, Inc.	93	14,666

		241,895

Professional Services — 0.4%
Equifax, Inc.	24	4,324
IHS Markit Ltd.	73	7,070
Jacobs Engineering Group, Inc.	25	3,296
Leidos Holdings, Inc.	26	2,517
Nielsen Holdings plc	70	1,764
Robert Half International, Inc.	22	1,731
Verisk Analytics, Inc.	32	5,637

		26,339

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	66	5,203

Road & Rail — 1.0%
CSX Corp.	149	14,409
JB Hunt Transport Services, Inc.	16	2,751
Kansas City Southern	18	4,699
Norfolk Southern Corp.	49	13,257
Old Dominion Freight Line, Inc.	19	4,518
Union Pacific Corp.	131	28,936

		68,570

Semiconductors & Semiconductor Equipment — 5.5%
Advanced Micro Devices, Inc. *	238	18,644
Analog Devices, Inc.	72	11,212
Applied Materials, Inc.	180	24,028
Broadcom, Inc.	80	37,097
Enphase Energy, Inc. *	25	4,101
Intel Corp.	796	50,963
KLA Corp.	30	9,977
Lam Research Corp.	28	16,671
Maxim Integrated Products, Inc.	53	4,800
Microchip Technology, Inc.	53	8,191
Micron Technology, Inc. *	219	19,340
Monolithic Power Systems, Inc.	8	2,969
NVIDIA Corp.	122	64,879
NXP Semiconductors NV (Netherlands)	54	10,931
Qorvo, Inc. *	22	4,056
QUALCOMM, Inc.	223	29,520
Skyworks Solutions, Inc.	32	5,930
Teradyne, Inc.	33	3,975
Texas Instruments, Inc.	180	34,086
Xilinx, Inc.	48	5,968

		367,338

Software — 8.2%
Adobe, Inc. *	94	44,658
ANSYS, Inc. *	17	5,773
Autodesk, Inc. *	43	11,944
Cadence Design Systems, Inc. *	55	7,490
Citrix Systems, Inc.	24	3,383
Fortinet, Inc. *	27	4,896
Intuit, Inc.	54	20,559
Microsoft Corp.	1,478	348,513
NortonLifeLock, Inc.	114	2,425
Oracle Corp.	364	25,507
Paycom Software, Inc. *	10	3,560
salesforce.com, Inc. *	180	38,108
ServiceNow, Inc. *	38	19,221
Synopsys, Inc. *	30	7,399
Tyler Technologies, Inc. * (a)	8	3,376

		546,812

Specialty Retail — 2.3%
Advance Auto Parts, Inc.	13	2,356
AutoZone, Inc. *	4	6,106
Best Buy Co., Inc.	45	5,186

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
CarMax, Inc. *	32	4,226
Gap, Inc. (The) *	40	1,201
Home Depot, Inc. (The)	211	64,408
L Brands, Inc. *	46	2,832
Lowe’s Cos., Inc.	143	27,247
O’Reilly Automotive, Inc. *	14	6,980
Ross Stores, Inc.	70	8,366
TJX Cos., Inc. (The)	235	15,566
Tractor Supply Co.	23	4,036
Ulta Beauty, Inc. *	11	3,414

		151,924

Technology Hardware, Storage & Peripherals — 5.9%
Apple, Inc.	3,093	377,794
Hewlett Packard Enterprise Co.	255	4,014
HP, Inc.	245	7,794
NetApp, Inc.	44	3,170
Seagate Technology plc (a)	39	3,021
Western Digital Corp.	60	4,004

		399,797

Textiles, Apparel & Luxury Goods — 0.7%
Hanesbrands, Inc.	68	1,345
NIKE, Inc., Class B	249	33,116
PVH Corp. *	14	1,473
Ralph Lauren Corp. *	9	1,164
Tapestry, Inc. *	54	2,244
Under Armour, Inc., Class A *	37	819
Under Armour, Inc., Class C *	38	705
VF Corp.	63	5,031

		45,897

Tobacco — 0.7%
Altria Group, Inc.	364	18,637
Philip Morris International, Inc.	305	27,085

		45,722

Trading Companies & Distributors — 0.2%
Fastenal Co.	113	5,660
United Rentals, Inc. *	14	4,660
WW Grainger, Inc.	9	3,457

		13,777

Water Utilities — 0.1%
American Water Works Co., Inc.	36	5,331

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. *	114	14,343

TOTAL COMMON STOCKS (Cost $3,109,882)		6,589,020

SHORT-TERM INVESTMENTS — 0.5%
INVESTMENT COMPANIES — 0.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03% (d) (e) (Cost $14,301)	14,301	14,301

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.13% (d) (e)	14,411	14,413
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (d) (e)	2,990	2,990

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $17,403)		17,403

TOTAL SHORT-TERM INVESTMENTS (Cost $31,704)		31,704

Total Investments — 100.0% (Cost $3,141,586)		6,620,724
Liabilities in Excess of Other Assets — 0.0% (c)		(2,853)

Net Assets — 100.0%		6,617,871

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at March 31, 2021. The total value of securities on loan at March 31, 2021 is $16,700.
(b)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of March 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of March 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	150	06/2021	USD	29,777	253

Abbreviations

USD	United States Dollar

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,620,724	$—	$—	$6,620,724

Appreciation in Other Financial Instruments
Futures Contracts (a)	$253	$—	$—	$253

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

	For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Chase & Co.(a)	$55,564	$16,745	$16,922	$1,049	$34,607	$91,043	598	$1,633	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.13%(b)(c)	82,086	329,000	396,650	(25)	2	14,413	14,411	111	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04%(b)(c)	44,138	238,116	279,264	—	—	2,990	2,990	6	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(b)(c)	23,364	1,883,180	1,892,243	—	—	14,301	14,301	6	—

Total	$205,152	$2,467,041	$2,585,079	$1,024	$34,609	$122,747		$1,756	$—

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2021.